Cover	Nov. 04, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0002096617
Amendment Description	1
Document Type	S-6
Document Period End Date	Nov. 04, 2026
Entity Registrant Name	Invesco Unit Trusts, Series 2504